BALANCE SHEET COMPONENTS - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 52,442	$ 7,344
Work-in-process	9,646	4,253
Finished goods	47,677	0
Service parts	2,105	0
Total inventory	$ 111,870	$ 11,597